Other Acquired Rights - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 1,119,102	$ 1,047,507	$ 949,711
Other acquired rights [Member]
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 16,697	$ 16,697	$ 16,697